MFS Research Bond Fund (Prospectus Summary): | MFS Research Bond Fund
MFS® Research Bond Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is May 30, 2012.

MFS® Research Bond Fund

The class ticker symbol chart on the front cover page is restated in its entirety as follows:

CLASS	TICKER SYMBOL
Class A	MRBFX
Class B	MRBBX
Class C	MRBCX
Class I	MRBIX
Class 529A	EARBX
Class 529B	EBRBX
Class 529C	ECRBX
Class R1	MRBGX
Class R2	MRRRX
Class R3	MRBHX
Class R4	MRBJX
Class R5 (Formerly Class W)	MRBKX

The sub-sections entitled “Fees and Expenses” and “Example” beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 9 of the fund’s prospectus and “Waivers of Sales Charges” on page 14 of the fund’s statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Research Bond Fund	A		B	C	I	529A	529B	529C	R1	R2	R3	R4	R5
Shareholder Fees, Column Name	A		B AND 529B	C AND 529C	I	529A	B AND 529B	C AND 529C	ALL R	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none	none	none	4.75%	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	4.00%	1.00%	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Research Bond Fund		A	B	C	I	529A	529B	529C	R1	R2	R3	R4	R5
Operating Expenses, Column Name		A	B	C	I	529A	529B	529C	R1	R2	R3	R4	R5
Management Fee		0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	none	none
Other Expenses		0.15%	0.15%	0.15%	0.15%	0.25%	0.25%	0.25%	0.15%	0.15%	0.15%	0.15%	0.07%
Total Annual Fund Operating Expenses		0.90%	1.65%	1.65%	0.65%	1.00%	1.75%	1.75%	1.65%	1.15%	0.90%	0.65%	0.57%
Fee Reductions and/or Expense Reimbursements	[1]	(0.10%)	(0.05%)	none	none	(0.15%)	(0.05%)	(0.05%)	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.80%	1.60%	1.65%	0.65%	0.85%	1.70%	1.70%	1.65%	1.15%	0.90%	0.65%	0.57%
[1]	MFS Fund Distributors, Inc. (“MFD”), has agreed in writing to waive the Class A and Class 529A service fee to 0.15% of the fund’s average daily net assets annually until modified by a vote of the fund’s Board of Trustees, but such agreement will continue until at least August 31, 2013. Assets attributable to Class B shares sold prior to May 1, 2006, are subject to the Class B service fee of 0.25% of the fund’s average daily net assets annually. On assets attributable to all other Class B shares, the fund’s distributor, MFD, has agreed in writing to waive the Class B service fee to 0.15% of the fund’s average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least August 31, 2013. The fund’s distributor, MFD, has agreed in writing to waive the program management fee for each of the fund’s Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund’s average daily net assets attributable to each share class annually. This written agreement will expire on August 31, 2013, unless MFD elects to extend the waiver.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Research Bond Fund (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	Class A Shares	553	736	938	1,519
B	Class B Shares assuming redemption at end of period	563	814	1,091	1,749
C	Class C Shares assuming redemption at end of period	268	520	897	1,955
I	Class I Shares	66	208	362	810
529A	Class 529A Shares	558	760	984	1,625
529B	Class 529B Shares assuming redemption at end of period	573	845	1,143	1,859
529C	Class 529C Shares Assuming redemption at end of period	273	545	943	2,057
R1	Class R1 Shares	168	520	897	1,955
R2	Class R2 Shares	117	365	633	1,398
R3	Class R3 Shares	92	287	498	1,108
R4	Class R4 Shares	66	208	362	810
R5	Class R5 Shares	58	183	318	714

Expense Example, No Redemption MFS Research Bond Fund (USD $)	Expense Example, No Redemption, By Year, Column	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	163	514	891	1,749
C	Class C Shares assuming no redemption at end of period	168	520	897	1,955
529B	Class 529B Shares assuming no redemption at end of period	173	545	943	1,859
529C	Class 529C Shares Assuming no redemption at end of period	173	545	943	2,057

The Class A Bar Chart, the paragraph that follows the Class A Bar Chart, and the Performance Table beneath the sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

The total return for the three-month period ended March 31, 2012 was 1.57%. During the period(s) shown in the bar chart, the highest quarterly return was 8.29% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (3.24)% (for the calendar quarter ended September 30, 2008).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS Research Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
B	B Shares Returns Before Taxes	1.63%	5.15%	5.25%
C	C Shares Returns Before Taxes	4.57%	5.43%	5.07%
I	I Shares Returns Before Taxes	6.63%	6.48%	6.13%
529A	529A Shares Returns Before Taxes	1.25%	5.11%	5.16%
529B	529B Shares Returns Before Taxes	1.49%	4.94%	5.04%
529C	529C Shares Returns Before Taxes	4.49%	5.29%	4.86%
R1	R1 Shares Returns Before Taxes	5.67%	5.40%	4.97%
R2	R2 Shares Returns Before Taxes	6.10%	5.92%	5.45%
R3	R3 Shares Returns Before Taxes	6.37%	6.19%	5.76%
R4	R4 Shares Returns Before Taxes	6.63%	6.46%	6.07%
R5	R5 Shares Returns Before Taxes	6.52%	6.40%	6.03%
A	A Shares Returns Before Taxes	1.41%	5.29%	5.45%
A After Taxes on Distributions	A Shares Returns After Taxes on Distributions	0.07%	3.54%	3.57%
A After Taxes on Distributions and Sales	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	0.89%	3.46%	3.52%
Index Comparison (Reflects no deduction for fees, expenses or taxes) Barclays Capital U.S. Aggregate Bond Index	Index Comparison (Reflects no deduction for fees, expenses or taxes) Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%